Reverb ETF
Schedule of Investments
at July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.70%
	Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 0.10%
20	Paychex, Inc.	$2,509

	Advertising, Public Relations, and Related Services - 0.13%
10	Omnicom Group, Inc.	846
26	Trade Desk, Inc. - Class A*	2,373
		3,219
	Aerospace Product and Parts Manufacturing - 1.42%
32	Boeing Co.*	7,644
14	General Dynamics Corp.	3,130
8	HEICO Corp.	1,123
36	Honeywell International, Inc.	6,989
14	Lockheed Martin Corp.	6,249
80	Raytheon Technologies Corp.	7,034
2	TransDigm Group, Inc.	1,799
		33,968
	Agencies, Brokerages, and Other Insurance Related Activities - 0.64%
12	Aon plc - Class A#	3,822
12	Arthur J Gallagher & Co.	2,578
16	Brown & Brown, Inc.	1,127
26	Marsh & McLennan Cos., Inc.	4,898
32	Sun Life Financial, Inc.#	1,684
6	Willis Towers Watson plc#	1,268
		15,377
	Agriculture, Construction, and Mining Machinery Manufacturing - 0.60%
28	Caterpillar, Inc.	7,424
16	Deere & Co.	6,874
		14,298
	Alumina and Aluminum Production and Processing - 0.05%
22	Howmet Aerospace, Inc.	1,125

	Animal Slaughtering and Processing - 0.10%
30	Hormel Foods Corp.	1,227
20	Tyson Foods, Inc.	1,114
		2,341
	Architectural and Structural Metals Manufacturing - 0.10%
14	Nucor Corp.	2,409

	Architectural, Engineering, and Related Services - 0.06%
6	Jacobs Solutions, Inc.	752
2	Teledyne Technologies, Inc.*	770
		1,522
	Automotive Parts, Accessories, and Tire Stores - 0.15%
4	O'Reilly Automotive, Inc.*	3,703

	Basic Chemical Manufacturing - 0.48%
2	FMC Corp.	192
14	International Flavors & Fragrances, Inc.	1,185
26	Linde plc#	10,157
		11,534
	Beverage Manufacturing - 1.71%
26	Brown-Forman Corp.	1,836
236	Coca-Cola Co.	14,615
26	Coca-Cola Europacific Partners plc#	1,648
10	Constellation Brands, Inc.	2,728
76	Keurig Dr Pepper, Inc.	2,585
58	Monster Beverage Corp. *	3,334
76	PepsiCo, Inc.	14,247
		40,993
	Boiler, Tank, and Shipping Container Manufacturing - 0.04%
18	Ball Corp.	1,056

	Building Equipment Contractors - 0.07%
8	Quanta Services, Inc.	1,613

	Building Material and Supplies Dealers - 1.07%
54	Home Depot, Inc.	18,026
32	Lowe's Cos., Inc.	7,497
		25,523
	Business Support Services - 3.02%
6	Broadridge Financial Solutions, Inc.	1,008
12	Coinbase Global, Inc.*	1,183
6	Equifax, Inc.	1,224
2	Fair Isaac Corp.*	1,676
32	Fidelity National Information Services, Inc.	1,932
4	FleetCor Technologies, Inc.*	996
14	Global Payments, Inc.	1,544
12	Live Nation Entertainment, Inc.*	1,053
52	Mastercard, Inc. - Class A	20,502
10	Moody's Corp.	3,528
4	MSCI, Inc.	2,192
256	NU Holdings Ltd. - Class A*#	2,038
60	PayPal Holdings, Inc.*	4,549
34	ROBLOX Corp.*	1,335
6	Royalty Pharma plc - Class A#	188
114	Visa, Inc.	27,100
		72,048
	Cable and Other Subscription Programming - 0.59%
228	Comcast Corp.	10,320
12	Liberty Media Corp-Liberty Formula One*	871
28	Rogers Communications, Inc. - Class B#	1,226
134	Warner Bros Discovery, Inc.*	1,751
		14,168
	Clothing Stores - 0.57%
8	Charter Communications, Inc.*	3,242
48	KKR & Co., Inc.	2,850
18	Ross Stores, Inc.	2,064
62	TJX Cos., Inc.	5,365
		13,521
	Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.09%
4	AerCap Holdings N.V.*#	255
4	United Rentals, Inc.	1,859
		2,114
	Commercial and Service Industry Machinery Manufacturing - 0.17%
8	KLA Corp.	4,112

	Communications Equipment Manufacturing - 7.27%
830	Apple, Inc.	163,054
10	Motorola Solutions, Inc.	2,866
60	QUALCOMM, Inc.	7,930
		173,850
	Computer and Peripheral Equipment Manufacturing - 1.24%
16	Arista Networks, Inc.*	2,481
222	Cisco Systems, Inc.	11,553
40	Dell Technologies, Inc.	2,117
42	Fortinet, Inc.*	3,264
54	HP, Inc.	1,773
50	International Business Machines Corp.	7,209
8	NetApp, Inc.	624
2	Super Micro Computer, Inc.*	661
		29,682
	Computer Systems Design and Related Services - 1.98%
8	CDW Corp.	1,497
12	CGI, Inc.*#	1,219
28	Cognizant Technology Solutions Corp.	1,849
4	ICON plc*#	1,006
148	Oracle Corp.	17,350
116	Palantir Technologies, Inc.*	2,301
16	Palo Alto Networks, Inc.*	3,999
4	Paycom Software, Inc.	1,475
12	ServiceNow, Inc.*	6,996
88	Snap, Inc. - Class A*	1,000
18	Snowflake, Inc. - Class A*	3,199
16	Unity Software, Inc. *	733
14	Workday, Inc. - Class A*	3,320
8	Zscaler, Inc.*	1,283
		47,227
	Consumer Goods Rental - 0.44%
24	Netflix, Inc.*	10,535

	Converted Paper Product Manufacturing - 0.11%
2	Avery Dennison Corp.	368
18	Kimberly-Clark Corp.	2,324
		2,692
	Couriers and Express Delivery Services - 0.52%
14	FedEx Corp.	3,779
46	United Parcel Service, Inc. - Class B	8,608
		12,387
	Cut and Sew Apparel Manufacturing - 0.09%
6	Lululemon Athletica, Inc.*	2,271

	Dairy Product Manufacturing - 0.33%
68	Kraft Heinz Co.	2,460
74	Mondelez International, Inc. - Class A	5,486
		7,946
	Data Processing, Hosting, and Related Services - 0.74%
34	Airbnb, Inc.*	5,174
22	Automatic Data Processing, Inc.	5,440
2	FactSet Research Systems, Inc.	870
34	Fiserv, Inc.*	4,291
8	Verisk Analytics, Inc.	1,832
		17,607
	Deep Sea, Coastal, and Great Lakes Water Transportation - 0.06%
14	Royal Caribbean Group*#	1,528

	Department Stores - 0.95%
142	Walmart, Inc.	22,700

	Depository Credit Intermediation - 3.81%
436	Bank of America Corp.	13,951
38	Bank of Montreal#	3,531
44	Bank of New York Mellon Corp.	1,996
66	Bank of Nova Scotia#	3,324
50	Canadian Imperial Bank of Commerce#	2,204
20	Capital One Financial Corp.	2,340
106	Citigroup, Inc.	5,052
112	Deutsche Bank AG#	1,247
14	Discover Financial Services	1,478
80	Huntington Bancshares, Inc.	979
160	JPMorgan Chase & Co.	25,273
12	KeyCorp	148
10	M&T Bank Corp.	1,399
12	Northern Trust Corp.	961
22	PNC Financial Services Group, Inc.	3,012
52	Regions Financial Corp.	1,059
18	State Street Corp.	1,304
6	Synchrony Financial	207
100	Toronto-Dominion Bank#	6,594
72	Truist Financial Corp.	2,392
84	U.S. Bancorp	3,333
204	Wells Fargo & Co.	9,417
		91,201
	Direct Selling Establishments - 0.08%
22	DoorDash, Inc.*	1,997

	Drinking Places (Alcoholic Beverages) - 0.13%
6	Cintas Corp.	3,012

	Drugs and Druggists' Sundries Merchant Wholesalers - 0.28%
12	AmerisourceBergen Corp.	2,243
14	Cardinal Health, Inc.	1,281
8	McKesson Corp.	3,218
		6,742
	Electric Power Generation, Transmission and Distribution - 1.79%
10	AES Corp.	216
14	Ameren Corp.	1,199
28	American Electric Power Co, Inc.	2,373
22	Avangrid, Inc.	816
16	CMS Energy Corp.	977
18	Consolidated Edison, Inc.	1,707
18	Constellation Energy Corp.	1,740
12	DTE Energy Co.	1,372
42	Duke Energy Corp.	3,933
20	Edison International	1,439
12	Entergy Corp.	1,232
54	Exelon Corp.	2,260
6	First Solar, Inc.*	1,244
32	FirstEnergy Corp.	1,260
110	NextEra Energy, Inc.	8,064
128	PG&E Corp.*	2,254
40	PPL Corp.	1,101
28	Public Service Enterprise Group, Inc.	1,767
60	Southern Co.	4,341
18	WEC Energy Group, Inc.	1,617
30	Xcel Energy, Inc.	1,882
		42,794
	Electrical Equipment Manufacturing - 0.08%
6	Rockwell Automation, Inc.	2,018

	Electronic Shopping and Mail-Order Houses - 3.27%
554	Amazon.com, Inc.*	74,058
24	Chewy, Inc.*	814
98	Coupang, Inc.*	1,779
30	eBay, Inc.	1,335
2	Etsy, Inc.*	203
		78,189
	Electronics and Appliance Stores - 0.04%
12	Best Buy Co., Inc.	997

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.37%
8	Cummins, Inc.	2,086
60	General Electric Co.	6,855
		8,941
	Footwear Manufacturing - 0.39%
84	Nike, Inc. - Class B	9,273

	Freight Transportation Arrangement - 0.21%
8	Expeditors International of Washington, Inc.	1,018
6	JB Hunt Transport Services, Inc.	1,224
12	Norfolk Southern Corp.	2,803
		5,045
	Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.07%
4	Campbell Soup Co.	183
26	Conagra Brands, Inc.	853
6	Lamb Weston Holdings, Inc.	622
		1,658
	Gasoline Stations - 0.71%
104	Chevron Corp.	17,021

	General Freight Trucking - 0.11%
6	Old Dominion Freight Line, Inc.	2,517

	General Medical and Surgical Hospitals - 0.19%
16	HCA Healthcare, Inc.	4,365

	General Merchandise Stores - 0.87%
24	Costco Wholesale Corp.	13,457
12	Dollar General Corp.	2,026
12	Dollar Tree, Inc.*	1,852
26	Target Corp.	3,548
		20,883
	Glass and Glass Product Manufacturing - 0.07%
46	Corning, Inc.	1,561

	Grain and Oilseed Milling - 0.18%
30	Archer-Daniels-Midland Co.	2,549
6	Bunge Ltd.#	652
18	Kellogg Co.	1,204
		4,405
	Grocery and Related Product Merchant Wholesalers - 0.09%
28	Sysco Corp.	2,137

	Grocery Stores - 0.08%
40	Kroger Co.	1,946

	Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 0.08%
12	Ferguson plc#	1,939

	Health and Personal Care Stores - 0.32%
70	CVS Health Corp.	5,228
2	Ulta Beauty, Inc.*	890
48	Walgreens Boots Alliance, Inc.	1,438
		7,556
	Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.22%
38	Johnson Controls International plc#	2,643
18	TE Connectivity Ltd.#	2,583
		5,226
	Industrial Machinery Manufacturing - 0.29%
46	Applied Materials, Inc.	6,973

	Insurance Carriers - 4.61%
32	Aflac, Inc.	2,315
14	Allstate Corp.	1,578
40	American International Group, Inc.	2,411
118	Berkshire Hathaway, Inc. - Class B*	41,530
30	Centene Corp.*	2,043
22	Chubb Ltd.#	4,497
16	Cigna Group	4,722
8	Cincinnati Financial Corp.	861
12	Elevance Health, Inc.	5,660
2	Everest Group Ltd.#	721
16	Hartford Financial Services Group, Inc.	1,150
6	Humana, Inc.	2,741
100	Manulife Financial Corp.#	2,000
42	MetLife, Inc.	2,645
14	Principal Financial Group, Inc.	1,118
32	Progressive Corp.	4,031
20	Prudential Financial, Inc.	1,930
12	Travelers Cos., Inc	2,071
50	UnitedHealth Group, Inc.	25,319
14	W. R. Berkley Corp.	864
		110,207
	Internet Software & Services - 0.10%
2	MercadoLibre, Inc.*	2,476

	Investigation and Security Services - 0.04%
14	Cloudflare, Inc.*	963

	Iron and Steel Mills and Ferroalloy Manufacturing - 0.06%
46	ArcelorMittal SA#	1,328

	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.05%
16	Restaurant Brands International, Inc.#	1,225

	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.14%
32	Fastenal Co.	1,876
2	W. W. Grainger, Inc.	1,477
		3,353
	Management of Companies and Enterprises - 1.07%
94	Abbott Laboratories	10,465
0	Atlanta Braves Holdings, Inc.*	14
26	Brookfield Infrastructure Partners LP#	928
72	Carnival Corp.*#	1,356
6	Citizens Financial Group, Inc.	194
72	CNH Industrial N.V.#	1,034
6	Icahn Enterprises LP	208
50	Koninklijke Philips N.V.*#	1,036
18	LyondellBasell Industries N.V. - Class A#	1,779
38	Rivian Automotive, Inc.*	1,050
76	Royal Bank of Canada#	7,534
		25,598
	Management, Scientific, and Technical Consulting Services - 0.64%
34	Accenture plc - Class A#	10,756
22	Eaton Corp. plc#	4,517
		15,273
	Medical and Diagnostic Laboratories - 0.07%
2	Fortrea Holdings, Inc.*	64
4	Laboratory Corp. of America Holdings	856
6	Quest Diagnostics, Inc.	811
		1,731
	Medical Equipment and Supplies Manufacturing - 2.41%
4	Align Technology, Inc.*	1,512
28	Baxter International, Inc.	1,266
16	Becton Dickinson and Co.	4,458
78	Boston Scientific Corp.*	4,044
2	Cooper Cos., Inc.	783
22	Dexcom, Inc.*	2,740
34	Edwards Lifesciences Corp.*	2,790
4	Insulet Corp.*	1,107
20	Intuitive Surgical, Inc.*	6,488
142	Johnson & Johnson	23,790
6	STERIS plc#	1,353
20	Stryker Corp.	5,668
12	Zimmer Biomet Holdings, Inc.	1,658
		57,657
	Metal and Mineral (except Petroleum) Merchant Wholesalers - 0.05%
4	Reliance Steel & Aluminum Co.	1,171

	Metal Ore Mining - 0.61%
26	Agnico Eagle Mines Ltd.#	1,363
96	Barrick Gold Corp.#	1,660
10	Franco-Nevada Corp.#	1,458
78	Freeport-McMoRan, Inc.	3,483
44	Newmont Corp.	1,888
42	Southern Copper Corp.	3,672
24	Wheaton Precious Metals Corp.#	1,076
		14,600
	Motion Picture and Video Industries - 0.06%
10	Take-Two Interactive Software, Inc.*	1,529

	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.18%
26	Copart, Inc.*	2,298
8	Genuine Parts Co.	1,246
14	LKQ Corp.	767
		4,311
	Motor Vehicle Manufacturing - 2.29%
218	Ford Motor Co.	2,880
76	General Motors Co.	2,916
28	PACCAR, Inc.	2,412
174	Tesla, Inc.*	46,533
		54,741
	Motor Vehicle Parts Manufacturing - 0.11%
14	Aptiv plc*#	1,533
16	Magna International, Inc.#	1,029
		2,562
	Natural Gas Distribution - 0.46%
8	Atmos Energy Corp.	974
34	CenterPoint Energy, Inc.	1,023
20	Eversource Energy	1,447
26	Fortis, Inc.#	1,108
122	Kinder Morgan, Inc.	2,161
24	ONEOK, Inc.	1,609
18	Sempra Energy	2,682
		11,004
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.36%
16	Agilent Technologies, Inc.	1,948
12	AMETEK, Inc.	1,903
10	Avantor, Inc.*	206
40	Danaher Corp.	10,202
20	Fortive Corp.	1,567
24	GE HealthCare Technologies, Inc.	1,872
14	Hologic, Inc.*	1,112
4	IDEXX Laboratories, Inc.*	2,219
8	Illumina, Inc.*	1,537
10	Keysight Technologies, Inc.*	1,611
10	L3Harris Technologies, Inc.	1,895
72	Medtronic plc#	6,319
8	Northrop Grumman Corp.	3,560
6	PerkinElmer, Inc.	738
6	Roper Technologies, Inc.	2,958
8	Teradyne, Inc.	904
22	Thermo Fisher Scientific, Inc.	12,070
12	Trane Technologies plc#	2,393
4	Trimble, Inc.*	215
4	Waters Corp.*	1,105
		56,334
	Newspaper, Periodical, Book, and Directory Publishers - 0.14%
24	Thomson Reuters Corp.*#	3,254

	Nondepository Credit Intermediation - 0.45%
40	American Express Co.	6,755
176	UBS Group AG#	3,902
		10,657
	Nonmetallic Mineral Mining and Quarrying - 0.15%
4	Martin Marietta Materials, Inc.	1,786
8	Vulcan Materials Co.	1,764
		3,550
	Nonresidential Building Construction - 0.15%
170	Stellantis N.V.#	3,494

	Office Administrative Services - 0.08%
56	Baker Hughes Co.	2,004

	Offices of Physicians - 0.05%
4	Molina Healthcare, Inc.*	1,218

	Offices of Real Estate Agents and Brokers - 0.06%
16	CBRE Group, Inc.*	1,333

	Oil and Gas Extraction - 0.97%
60	Canadian Natural Resources Ltd.#	3,648
42	Coterra Energy, Inc.	1,157
36	Devon Energy Corp.	1,944
46	Dominion Energy, Inc.	2,463
32	EOG Resources, Inc.	4,242
4	EQT Corp.	169
34	Marathon Oil Corp.	893
48	Occidental Petroleum Corp.	3,030
26	Phillips 66	2,900
12	Pioneer Natural Resources Co.	2,708
		23,154
	Other Electrical Equipment and Component Manufacturing - 0.03%
2	Hubbell, Inc.	624

	Other Fabricated Metal Product Manufacturing - 0.12%
32	Emerson Electric Co.	2,923

	Other Financial Investment Activities - 1.60%
6	Ameriprise Financial, Inc.	2,091
30	Apollo Global Management, Inc.	2,451
8	Ares Management Corp.	794
8	BlackRock, Inc.	5,911
42	Blackstone, Inc.	4,401
86	Brookfield Corp.#	3,001
10	Ferrari N.V.#	3,204
124	Lucid Group, Inc.*	944
92	Morgan Stanley	8,423
18	S&P Global, Inc.	7,101
		38,321
	Other Food Manufacturing - 0.23%
32	General Mills, Inc.	2,391
6	J. M. Smucker Co.	904
14	McCormick & Co., Inc.+	1,253
10	McCormick & Co., Inc.	881
		5,429
	Other General Purpose Machinery Manufacturing - 0.52%
4	IDEX Corp.	903
16	Illinois Tool Works, Inc.	4,213
2	Mettler-Toledo International, Inc.*	2,515
8	Parker-Hannifin Corp.	3,280
14	Xylem, Inc.	1,579
		12,490
	Other Information Services - 2.04%
22	CoStar Group, Inc.*	1,847
140	Meta Platforms, Inc.*	44,604
38	Pinterest, Inc.*	1,102
6	VeriSign, Inc.*	1,266
		48,819
	Other Investment Pools and Funds - 0.20%
26	Alcon, Inc.#	2,208
10	Garmin Ltd.#	1,059
12	T. Rowe Price Group, Inc.	1,479
		4,746
	Other Miscellaneous Manufacturing - 0.14%
30	3M Co.	3,345

	Other Miscellaneous Store Retailers - 0.07%
22	Amcor plc#	226
6	Tractor Supply Co.	1,344
		1,570
	Other Professional, Scientific, and Technical Services - 0.15%
4	Gartner, Inc.*	1,414
10	IQVIA Holdings, Inc.*	2,238
		3,652
	Other Telecommunications - 0.60%
50	BCE, Inc.#	2,161
8	ResMed, Inc.	1,779
80	TELUS Corp.#	1,423
230	Verizon Communications, Inc.	7,838
16	Zoom Video Communications, Inc. - Class A*	1,174
		14,375
	Other Transit and Ground Passenger Transportation - 0.23%
110	Uber Technologies, Inc.*	5,441

	Paint, Coating, and Adhesive Manufacturing - 0.23%
12	PPG Industries, Inc.	1,727
14	Sherwin-Williams Co.	3,871
		5,598
	Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.12%
10	CF Industries Holdings, Inc.	821
4	Mosaic Co.	163
28	Nutrien Ltd.#	1,929
		2,913
	Petroleum and Coal Products Manufacturing - 1.32%
220	Exxon Mobil Corp.	23,593
24	Marathon Petroleum Corp.	3,192
72	Suncor Energy, Inc.#	2,253
20	Valero Energy Corp.	2,578
		31,616
	Petroleum and Petroleum Products Merchant Wholesalers - 0.10%
172	Energy Transfer LP	2,286

	Pharmaceutical and Medicine Manufacturing - 4.64%
96	AbbVie, Inc.	14,360
6	Alnylam Pharmaceuticals, Inc.*	1,172
30	Amgen, Inc.	7,025
8	Biogen, Inc.*	2,162
10	BioMarin Pharmaceutical, Inc. *	879
114	Bristol-Myers Squibb Co.	7,090
52	Eli Lilly & Co.	23,636
68	Gilead Sciences, Inc.	5,178
4	Incyte Corp.*	255
30	Intercontinental Exchange, Inc.	3,444
138	Merck & Co., Inc.	14,718
20	Moderna, Inc.*	2,353
308	Pfizer, Inc.	11,106
6	Regeneron Pharmaceuticals, Inc.*	4,451
10	Seagen, Inc.*	1,918
14	Vertex Pharmaceuticals, Inc.*	4,933
4	West Pharmaceutical Services, Inc.	1,472
26	Zoetis, Inc.	4,890
		111,042
	Pipeline Transportation of Crude Oil - 0.17%
110	Enbridge, Inc.#	4,048

	Pipeline Transportation of Natural Gas - 0.35%
118	Enterprise Products Partners LP	3,128
30	Pembina Pipeline Corp.#	950
54	TC Energy Corp.#	1,937
66	The Williams Cos., Inc.	2,274
		8,289
	Plastics Product Manufacturing - 0.03%
6	Entegris, Inc.	658

	Printing and Related Support Activities - 0.04%
28	Warner Music Group Corp.	883

	Radio and Television Broadcasting - 0.52%
28	Fox Corp.	879
212	Sirius XM Holdings, Inc.	1,081
10	Spotify Technology S.A.*#	1,494
100	Walt Disney Co.*	8,890
		12,344
	Rail Transportation - 0.84%
36	Canadian National Railway Co.#	4,364
50	Canadian Pacific Kansas City Ltd.#	4,115
112	CSX Corp.	3,732
34	Union Pacific Corp.	7,888
		20,099
	Railroad Rolling Stock Manufacturing - 0.05%
10	Westinghouse Air Brake Technologies Corp.	1,184

	Residential Building Construction - 0.21%
18	DR Horton, Inc.	2,285
16	Lennar Corp. - Class B	1,839
12	PulteGroup, Inc.	1,013
		5,137
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.26%
6	Albemarle Corp.	1,274
38	Dow, Inc.	2,146
26	DuPont de Nemours, Inc.	2,018
6	Westlake Corp.	825
		6,263
	Restaurants and Other Eating Places - 1.11%
2	Chipotle Mexican Grill, Inc.*	3,925
6	Darden Restaurants, Inc.	1,014
40	McDonald's Corp.	11,728
62	Starbucks Corp.	6,297
22	Yum China Holdings, Inc.	1,342
16	Yum! Brands, Inc.	2,203
		26,509
	Sawmills and Wood Preservation - 0.04%
6	Builders FirstSource, Inc.*	867

	Scheduled Air Transportation - 0.16%
8	American Airlines Group, Inc.*	134
36	Delta Air Lines, Inc.	1,665
32	Southwest Airlines Co.	1,093
18	United Airlines Holdings, Inc.*	978
		3,870
	Scientific Research and Development Services - 0.17%
10	Exact Sciences Corp.*	975
12	Horizon Therapeutics plc*#	1,203
54	MPLX LP	1,918
		4,096
	Securities and Commodity Contracts Intermediation and Brokerage - 0.64%
100	Charles Schwab Corp.	6,610
18	Goldman Sachs Group, Inc.	6,406
12	Raymond James Financial, Inc.	1,321
12	Tradeweb Markets, Inc.	981
		15,318
	Securities and Commodity Exchanges - 0.26%
20	CME Group, Inc.	3,979
4	LPL Financial Holdings, Inc.	917
26	Nasdaq, Inc.	1,313
		6,209
	Semiconductor and Other Electronic Component Manufacturing - 9.72%
88	Advanced Micro Devices, Inc.*	10,067
624	Alphabet, Inc.*	82,817
32	Amphenol Corp.	2,826
28	Analog Devices, Inc.	5,587
22	Broadcom, Inc.	19,770
8	Enphase Energy, Inc. *	1,215
30	GlobalFoundries, Inc.*#	1,911
228	Intel Corp.	8,156
8	Lam Research Corp.	5,748
46	Marvell Technology, Inc.	2,996
30	Microchip Technology, Inc.	2,818
60	Micron Technology, Inc.	4,283
2	Monolithic Power Systems, Inc.	1,119
134	NVIDIA Corp.	62,617
14	NXP Semiconductors N.V.#	3,122
24	ON Semiconductor Corp.*	2,586
22	Otis Worldwide Corp.	2,001
8	Skyworks Solutions, Inc.	915
50	STMicroelectronics N.V.#	2,684
50	Texas Instruments, Inc.	9,000
		232,238
	Services to Buildings and Dwellings - 0.04%
26	Rollins, Inc.	1,062

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.61%
12	Air Products and Chemicals, Inc.	3,664
14	Church & Dwight Co., Inc.	1,339
6	Clorox Co.	909
46	Colgate-Palmolive Co.	3,508
16	Ecolab, Inc.	2,930
20	Estee Lauder Cos., Inc.	3,600
104	Kenvue, Inc.*	2,463
128	Procter & Gamble Co.	20,007
		38,420
	Software Publishers - 9.52%
42	Activision Blizzard, Inc.*	3,896
26	Adobe, Inc.*	14,199
4	ANSYS, Inc.*	1,368
14	Atlassian Corp.*	2,547
12	Autodesk, Inc.*	2,544
4	Bentley Systems, Inc.	216
34	Block, Inc.*	2,738
14	Cadence Design Systems, Inc.*	3,276
6	Check Point Software Technologies Ltd.*#	793
12	Crowdstrike Holdings, Inc.*	1,940
18	Datadog, Inc.*	2,101
4	Dynatrace, Inc.*	219
14	Electronic Arts, Inc.	1,909
70	Hewlett Packard Enterprise Co.	1,217
2	HubSpot, Inc.*	1,161
16	Intuit, Inc.	8,187
442	Microsoft Corp.	148,476
44	Mobileye Global, Inc.*	1,680
2	MongoDB, Inc.*	847
6	PTC, Inc.*	875
54	Salesforce, Inc.*	12,151
70	Shopify, Inc. - Class A*#	4,731
6	Splunk, Inc.*	650
8	Synopsys, Inc.*	3,614
2	Tyler Technologies, Inc.*	793
8	Veeva Systems, Inc. - Class A*	1,634
24	VMware, Inc.*	3,783
		227,545
	Steel Product Manufacturing from Purchased Steel - 0.04%
10	Steel Dynamics, Inc.	1,066

	Sugar and Confectionery Product Manufacturing - 0.12%
12	Hershey Co.	2,776

	Support Activities for Crop Production - 0.09%
38	Corteva, Inc.	2,144

	Support Activities for Mining - 0.94%
104	Cenovus Energy, Inc.#	1,978
66	ConocoPhillips	7,769
10	Diamondback Energy, Inc.	1,473
50	Halliburton Co.	1,954
16	Hess Corp.	2,428
78	Schlumberger Ltd.#	4,551
12	Targa Resources Corp.	984
28	Teck Resources Ltd. - Class B#	1,244
		22,381
	Tobacco Manufacturing - 0.54%
98	Altria Group, Inc.	4,451
84	Philip Morris International, Inc.	8,377
		12,828
	Travel Arrangement and Reservation Services - 0.29%
2	Booking Holdings, Inc.*	5,942
8	Expedia Group, Inc.*	980
		6,922
	Traveler Accommodation - 0.37%
14	Hilton Worldwide Holdings, Inc.	2,177
42	Las Vegas Sands Corp.*	2,512
16	Marriott International, Inc. - Class A	3,229
20	MGM Resorts International	1,015
		8,933
	Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.22%
46	Carrier Global Corp.	2,739
8	Dover Corp.	1,168
22	Ingersoll Rand, Inc.	1,436
		5,343
	Waste Treatment and Disposal - 0.35%
18	Republic Services, Inc.	2,720
14	Waste Connections, Inc.#	1,976
22	Waste Management, Inc.	3,604
		8,300
	Water, Sewage and Other Systems - 0.06%
10	American Water Works Co., Inc.	1,474

	Wired and Wireless Telecommunications Carriers - 0.62%
390	AT&T, Inc.	5,663
66	T-Mobile US, Inc.*	9,093
		14,756
	TOTAL COMMON STOCKS (Cost $1,918,234)	2,335,853

	REITs - 1.93%
	Lessors of Real Estate - 1.66%
26	American Tower Corp.	4,948
8	AvalonBay Communities, Inc.	1,509
24	Crown Castle, Inc.	2,599
16	Digital Realty Trust, Inc.	1,994
6	Equinix, Inc.	4,860
20	Equity Residential	1,319
6	Mid-America Apartment Communities, Inc.	898
50	Prologis, Inc.	6,237
10	Public Storage	2,818
36	Realty Income Corp.	2,195
6	SBA Communications Corp.	1,314
18	Simon Property Group, Inc.	2,243
6	Sun Communities, Inc.	782
22	Ventas, Inc.	1,067
54	VICI Properties, Inc.	1,700
28	Welltower, Inc.	2,300
12	WP Carey, Inc.	810
		39,593

	Offices of Real Estate Agents and Brokers - 0.10%
10	Alexandria Real Estate Equities, Inc.	1,257
34	Invitation Homes, Inc.	1,207
		2,464

	Veneer, Plywood, and Engineered Wood Product Manufacturing - 0.06%
40	Weyerhaeuser Co.	1,362

	Warehousing and Storage - 0.11%
12	Extra Space Storage, Inc.	1,675
16	Iron Mountain, Inc.	982
		2,657
	TOTAL REITs (Cost $43,794)	46,076

	MONEY MARKET FUND - 0.32%
7,667	First American Treasury Obligations Fund, Institutional Class, 5.25% †	7,667
	TOTAL MONEY MARKET FUND (Cost $7,667)

	Total Investments in Securities (Cost $1,969,695) - 99.95%	2,389,596
	Other Assets in Excess of Liabilities - 0.05%	1,220
	Net Assets - 100.00%	$2,390,816

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield as of July 31, 2023.
+	Non-voting shares.
REIT	Real Estate Investment Trust

Reverb ETF
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Accomodation and Food Services	$38,454	$-	$-	$38,454
Administrative Support and Waste Management	90,276	-	-	90,276
Agriculture, Forestry, Fishing, and Hunting	2,144	-	-	2,144
Construction	10,244	-	-	10,244
Finance and Insurance	298,211	-	-	298,211
Health Care and Social Assistance	7,314	-	-	7,314
Information	355,169	-	-	355,169
Management of Companies and Enterprises	15,133	-	-	15,133
Manufacturing	1,042,226	-	-	1,042,226
Mining, Quarrying, and Oil and Gas Extraction	61,257	-	-	61,257
Professional, Scientific, and Technical Services	77,498	-	-	77,498
Real Estate, Rental, and Leasing	15,207	-	-	15,207
Retail Trade	178,585	-	-	178,585
Transportation and Warehousing	61,697	-	-	61,697
Utilities	55,273	-	-	55,273
Wholesale Trade	27,165	-	-	27,165
Total Common Stocks	2,335,853	-	-	2,335,853
REITs	46,076	-	-	46,076
Money Market Fund	7,667	-	-	7,667
Total Investments in Securities	$2,389,596	$-	$-	$2,389,596

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.